Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020
Interest income
Loans	[1],[2]	$ 6,190	$ 8,016
Securities
Interest	[1],[2]	949	1,717
Dividends	[1],[2]	395	535
Deposits with banks	[1],[2]	76	120
Total interest income	[1],[2]	7,610	10,388
Interest expense (Note 20)
Deposits	[1]	1,131	3,200
Securitization liabilities	[1]	76	126
Subordinated notes and debentures	[1]	94	107
Other	[1]	279	786
Total interest expense	[1]	1,580	4,219
Net interest income	[1]	6,030	6,169
Non-interest income
Investment and securities services	[1]	1,510	1,279
Credit fees	[1]	358	335
Net securities gain (loss) (Note 5)	[1]	20	10
Trading income (loss)	[1]	272	316
Income (loss) from non-trading financial instruments at fair value through profit or loss	[1]	68	12
Income (loss) from financial instruments designated at fair value through profit or loss	[1]	(26)	26
Service charges	[1]	643	735
Card services	[1]	595	620
Insurance revenue	[1]	1,228	1,131
Other income (loss)	[1]	114	(24)
Total non-interest income	[1]	4,782	4,440
Total revenue	[1]	10,812	10,609
Provision for credit losses (Note 6)	[1]	313	919
Insurance claims and related expenses	[1]	780	780
Non-interest expenses
Salaries and employee benefits (Notes 14, 15)	[1]	3,156	3,033
Occupancy, including depreciation	[1]	545	438
Technology and equipment, including depreciation	[1]	404	377
Amortization of other intangibles	[1]	180	202
Communication and marketing	[1]	267	313
Restructuring charges (recovery)	[1]	24	(5)
Brokerage-related and sub-advisory fees	[1]	98	85
Professional, advisory and outside services	[1]	313	338
Other	[1]	797	686
Total non-interest expenses	[1]	5,784	5,467
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade	[1]	3,935	3,443
Provision for (recovery of) income taxes	[1]	827	659
Net income	[1],[3]	3,277	2,989
Preferred dividends	[1]	65	67
Net income available to common shareholders	[1]	$ 3,212	$ 2,922
Earnings per share (Canadian dollars) (Note 17)
Basic	[1]	$ 1.77	$ 1.61
Diluted	[1]	1.77	1.61
Dividends per common share (Canadian dollars)	[1]	$ 0.79	$ 0.74
Schwab and TD Ameritrade [member]
Non-interest expenses
Share of net income from investment in Schwab and TD Ameritrade (Note 7)	[1]	$ 169	$ 205

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes $6,788 million and $8,602 million, for the three months ended January 31, 2021 and January 31, 2020, respectively, which have been calculated based on the effective interest rate method. Refer to Note 20.
[3]	The amounts are net of income tax provisions (recoveries) presented in the following table.